Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	May 31, 2026	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2020
Parvin Hedged Equity Solari World Fund
Account Value [Line Items]
Accumulated Value	$ 12,160	$ 11,466	$ 10,573	$ 9,785	$ 9,551	$ 8,878	$ 8,920	$ 9,255	$ 10,143	$ 9,890	$ 10,100	$ 10,000
MSCI All Country World Index
Account Value [Line Items]
Accumulated Value	$ 19,553	$ 17,216	$ 14,946	$ 14,499	$ 13,091	$ 11,444	$ 10,545	$ 10,164	$ 10,400	$ 11,442	$ 11,105	$ 10,000